UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM 10-D

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ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 02, 2014 to June 29, 2014

Commission File Number of issuing entity: 333-181103-01

GE EQUIPMENT MIDTICKET LLC, SERIES 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181103

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GENERAL ELECTRIC CAPITAL CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

10 Riverview Drive, Danbury, Connecticut	06810
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2012-1 Asset Backed notes in the Classes Specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement relating the Asset Backed Notes, Series 2012-1 (the “Series 2012-1 Notes”), dated September 19, 2012 and the related Prospectus dated September 12, 2012 (collectively, the “2012-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2012-1 Notes were offered under the 2012-1 Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class B.

No assets securitized by General Electric Capital Corporation (the “Securitizer”) and held by GE Equipment Midticket LLC, Series 2012-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period June 02, 2014 to June 29, 2014.

The Securitizer filed its most recent Form ABS-15G on February 7, 2013. The CIK number of the Securitizer is 0000040554.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Deutsche Bank Trust Company Americas, as indenture trustee, has provided the following information to the Issuing Entity for inclusion in this Form 10-D:

Deutsche Bank Trust Company Americas (“DBTCA”) has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors filed a civil action against DBTCA and Deutsche Bank National Trust Company ("DBNTC") in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA's and DBNTC’s alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action.  DBTCA is reviewing these newly-filed pleadings.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Default Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Nothing to report.

Item 6. Significant Obligors of Pool Assets.

Nothing to report.

Item 7. Significant Enhancement Provider Information.

Nothing to report.

Item 8. Other Information.

Nothing to report.

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Item 9. Exhibits.

(a) Documents filed as part of this report Exhibit 99.1 2012-1 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: July 31, 2014	By:	/s/ Michael Ablondi
Name: Michael Ablondi
Title: Vice President and Principal Servicing Officer

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